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                                                                 CIK: 0000710828
                                                                    & 0000759854

Metropolitan Tower Life Insurance Company
200 Park Avenue
New York, New York 10166

                                 March 8, 2013

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:  Metropolitan Tower Separate Accounts One and Two
     File No. 811-03617 and 811-04189

Commissioners:

Annual reports dated December 31, 2012 of the underlying funds are incorporated herein by reference as the reports transmitted to policyowners of the Metropolitan Tower Separate Account One and Metropolitan Tower Separate Account Two of Metropolitan Tower Life Insurance Company pursuant to Rule 30(b)(2) of the Investment Company Act of 1940 and are listed as follows:

The Annual reports for certain portfolios of Met Investors Series Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0001126087, File No. 811-10183.

The Annual reports for certain portfolios of Metropolitan Series Fund are incorporated by reference as filed on Form N-CSR, CIK No. 0000710826, File No. 811-03618.

Sincerely,

/s/ John E. Connolly, Jr.

John E. Connolly, Jr., Esq.